CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES

3.   CHANGES IN ACCOUNTING POLICIES

FAIR VALUE MEASUREMENT

Effective January 1, 2012, the Company adopted Accounting Standards Update (ASU) 2011-04, which revised the existing guidance on the disclosure of fair value measurements. Under the revised standard, the Company is required to provide additional disclosures about fair value measurements, including a description of the valuation methodologies used and information about the unobservable inputs and assumptions used in Level 3 fair value measurements, as well as the level in the fair value hierarchy of items that are not measured at fair value but whose fair value disclosure is required. As the adoption of this update impacted disclosure only, there was no impact to the Company’s earnings or cash flows for the current or prior periods presented.

STATEMENT OF COMPREHENSIVE INCOME

Effective January 1, 2012, the Company adopted ASU 2011-05, which updates the existing guidance on comprehensive income, requiring presentation of earnings and OCI either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements of earnings and OCI. The adoption of this pronouncement did not affect the Company’s presentation of comprehensive income and did not impact the Company’s consolidated financial statements.

GOODWILL IMPAIRMENT

Effective January 1, 2012, the Company adopted ASU 2011-08 which is intended to reduce the overall costs and complexity of goodwill impairment testing. The standard allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step goodwill impairment test. Under this option, an entity is not required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, it is more likely than not its fair value is less than its carrying amount. Adoption of this standard does not change the current two-step goodwill impairment test.

FUTURE ACCOUNTING POLICY CHANGES

Balance Sheet Offsetting

ASU 2011-11 was issued in December 2011 and provides enhanced disclosures on the effect or potential effect of netting arrangements on an entity’s financial position. The adoption of the pronouncement affects financial statement disclosures only and is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning on or after January 1, 2013.

Accumulated Other Comprehensive Income

ASU 2013-02 was issued in February 2013 and provides enhanced disclosures on amounts reclassified out of AOCI. The adoption of the pronouncement affects financial statement disclosures only and is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2012.